Document and Entity Information	9 Months Ended
Sep. 30, 2016
Details
Registrant Name	Bozki, Inc.
Registrant CIK	0001688316
SEC Form	10-12G
Period End date	Sep. 30, 2016
Fiscal Year End	--12-31
Trading Symbol	bzki
Filer Category	Smaller Reporting Company
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Incorporation, State Country Name	Illinois
Entity Address, Address Line One	205 W. Wacker Dr. Suite 1320
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Country	USA